Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 6,515	€ 6,401	€ 6,100
Tax loss carry-forwards on asset disposals	6	€ 1	€ 1
2021
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	53
2022
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	37
2023
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	36
2024
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	10
2025
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	38
2026 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 6,341